Related Party Transactions and Parties in Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Parties in Interest Transactions	RELATED PARTY TRANSACTIONS AND PARTIES IN INTEREST TRANSACTIONS
Certain investments are held in shares of mutual funds managed by Fidelity. Fidelity is the trustee as defined by the Plan and, therefore, these qualify as party in interest transactions.
Additionally, as of December 31, 2025 and 2024, the Plan invested in 1.6 million and 2.0 million shares, respectively, of Danaher Corporation common stock as part of the Danaher Corporation Stock Fund ("Danaher Common Stock"). During the year ended December 31, 2025, the Plan received $2.3 million of cash dividends on shares of Danaher Common Stock.